Consolidated Statements Of Equity (Parenthetical)-K - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock repurchased	[1]	$ 97,396	$ 32,648	$ 43,579
Common Stock
Common stock - cash dividends declared per share		$ 0.28	$ 0.24	$ 0.2
Common stock repurchased		$ 4,783	$ 1,423	$ 2,221
Common Stock | Stock Repurchase Authorization [Member]
Common stock repurchased		$ 93,500	$ 28,400	$ 38,500
Class A Preferred Stock
Preferred Stock Dividends Per Share Declared		$ 6,200	$ 6,200	$ 6,200

[1]	2016, 2015 and 2014 include $93.5 million, $28.4 million and $38.5 million, respectively, repurchased under share repurchase programs.